Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC  20004
Tel.  202.739.3000
Fax: 202.739.3001

www.morganlewis.com


June 17, 2008



VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      The Advisors' Inner Circle Fund II (File Nos. 033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statement of Additional Information for the Trust's SmartGrowth(R) Lipper(R) Optimal Conservative Index Fund, SmartGrowth(R) Lipper(R) Optimal Moderate Index Fund and SmartGrowth(R) Lipper(R) Optimal Growth Index Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 76, which was filed with the U.S. Securities and Exchange Commission via EDGAR accession number 0001135428-08-000222 on May 30, 2008.

Please do not hesitate to contact me at 215.963.5110 should you have any questions.

Very truly yours,


/s/ John M. Ford
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John M. Ford